CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,109	¥ 20,284		¥ 25,930
Prepaid expenses and other current assets, net	19,210	125,344		117,912
Total current assets	86,715	565,811		607,443
Non-current assets:
Long term investments	4,620	30,148		30,126
Total non-current assets	114,421	746,602		928,737
TOTAL ASSETS	201,136	1,312,413		1,536,180
Current liabilities:
Accrued employee benefits	4,733	30,883		37,885
Accrued expenses and other payables	14,559	94,995		69,393
Total current liabilities	293,689	1,916,316		1,913,033
Total liabilities	304,508	1,986,911		2,125,957
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 000 shares authorized; 436,656,529 and 000 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	44	338		338
Additional paid-in capital	242,404	1,581,684		1,581,064
Treasury stock	(2,350)	(15,332)		(15,332)
Statutory reserves	203	1,326		1,326
Accumulated deficit	(340,957)	(2,224,747)		(2,152,240)
Accumulated other comprehensive loss	(1,894)	(12,402)		(184)
Total shareholder's deficit	(103,372)	(674,498)		(589,777)	¥ (539,978)	¥ (500,907)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	201,136	1,312,413		1,536,180
Parent
Current assets:
Cash and cash equivalents	116	757	$ 135	880	¥ 8,455		¥ 1,141
Prepaid expenses and other current assets, net	204	1,328		2,453
Total current assets	320	2,086		3,333
Non-current assets:
Long term investments	3,072	20,045		20,045
Investments in subsidiaries and consolidated VIEs	(105,264)	(686,847)		(603,810)
Total non-current assets	(102,192)	(666,802)		(583,765)
TOTAL ASSETS	(101,872)	(664,716)		(580,432)
Current liabilities:
Accrued employee benefits	222	1,449		1,886
Accrued expenses and other payables	455	2,968		2,710
Total current liabilities	677	4,417		4,596
Total liabilities	677	4,417		4,596
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 000 shares authorized; 436,656,529 and 000 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	44	338		338
Additional paid-in capital	242,404	1,581,684		1,581,064
Treasury stock	(2,350)	(15,332)		(15,332)
Statutory reserves	203	1,326		1,326
Accumulated deficit	(340,957)	(2,224,747)		(2,152,240)
Accumulated other comprehensive loss	(1,893)	(12,402)		(184)
Total shareholder's deficit	(102,549)	(669,133)		(585,028)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ (101,872)	¥ (664,716)		¥ (580,432)